Deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred revenue
Deferred revenue, current	$ 73,673	$ 86,014
Deferred revenue, non-current	12,932	9,765
Live streaming
Deferred revenue
Deferred revenue, current	56,817	63,303
Deferred revenue, non-current	5,516	9,430
Others
Deferred revenue
Deferred revenue, current	16,856	22,711
Deferred revenue, non-current	$ 7,416	$ 335